Long Term Debts	12 Months Ended
Dec. 31, 2024
Long Term Debts [Abstract]
LONG TERM DEBTS

Note 12:- Long term DEBTS

a.	Long term liabilities to banks and others are comprised of the following as of the below dates:

	Linkage	Interest	December 31,
	basis	rate	2023	2024
		%
Loans from banks denominated in New Israeli Shekels (NIS)	NIS	Prime + 0.25 - 0.95	$29,010	$22,158
Long-term loans from banks denominated in U.S. Dollars (USD)	USD	SOFR + 2.1 - 3.38	47,634	35,410
Other long-term debts	JPY	1.71	58	53
			$76,701	$57,621

Less current maturities			(24,435)	(21,514)

			$52,267	$36,107

b.	Maturity dates:

	December 31,
	2023	2024
First year (Current maturities including accrued interests)	$24,435	$21,514
Second year	18,731	16,510
Third year	14,617	15,743
Fourth year	15,037	3,854
Fifth year and thereafter	3,881	-
Total	$76,701	$57,621
c.	Financial Covenants:

On March 27, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed $20 million for a four-year term (the “March Bank Loan”). The March Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual instalments of $6.052 million (including interest) starting March 27, 2024. The March Bank Loan bears interest at the rate SOFR + 3.38%. The interest is paid on a yearly basis.

On June 7, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed ILS 60 million for a five-year term (the “June Bank Loan”). The June Bank Loan will mature on May 7, 2028, and will be repaid in five (5) equal annual instalments of ILS 12 million (not including interest) starting May 7, 2024. The June Bank Loan bears an interest rate of prime + 0.92% per annum, payable in two semi-annual payments.

These two Loans, which may be prepaid under certain circumstances, are subject to various financial covenants which mainly consist of the following:

Under the terms of the loans, the Company has undertaken to maintain the following financial covenants, as they will be expressed in its consolidated financial statements, as described:

a.	The Company’s total equity shall not be lower than $150 million (one hundred and fifty million U.S. Dollars) at all times;

b.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the total assets will not exceed 30%;

c.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1.

As of December 31, 2023 and 2024, the Company was in compliance with the financial covenants.